Equity (Treasury Stock Retired) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share Repurchases [Line Items]
Date of the meeting of the board of directors	Mar. 24, 2017	Mar. 25, 2016	Mar. 27, 2015
Retirement of treasury stock (Shares)	58,980,000	127,229,000	279,228,000
Retirement of treasury stock	¥ 128,997	¥ 260,872	¥ 490,986